Geographic information - Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 61,822,640	$ 60,638,530
Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	100.00%	100.00%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 9,419,796	$ 8,870,847
United States | Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	15.20%	14.60%
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 8,196,116	$ 9,537,078
China | Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	13.30%	15.70%
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 44,206,728	$ 42,230,605
Other countries | Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	71.50%	69.70%